LEASE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF OPERATING LEASE LIABILITIES

As at	Total
Balance at December 31, 2021	$489,123
Interest expense	39,795
Lease payments	(150,275)
Balance at December 31, 2022	378,643
Additions	744,000
Interest expense	49,054
Lease payments	(76,972)
Balance at June 30, 2023	$1,094,725

Which consists of:

	June 30, 2023	December 31, 2022
Current lease liability	$493,885	$133,962
Non-current lease liability	600,840	244,681
Ending balance	$1,094,725	$378,643

SCHEDULE OF OPERATING MATURITY ANALYSIS

Maturity analysis	Total
Less than one year	$543,895
One to three years	465,170
Four to five years	214,803
Total undiscounted lease liabilities	1,223,868
Amount representing interest	(129,143)
$1,094,725